Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rate (1% movement)	$ (287)	$ (257)
Future salary growth (1% movement)	307	275
Withdrawal rates (10% movement)	(611)	(632)
Discount rate (1% movement)	312	280
Future salary growth (1% movement)	(291)	(260)
Withdrawal rates (10% movement)	$ 1,120	$ 1,185